Property and equipment, net - Additional information (Detail)	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Property and equipment, net
Depreciation expense	¥ 21,126,504	$ 3,237,778	¥ 32,814,894	¥ 26,996,910